Geographic information for offshore drilling operations - Revenue per country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other service revenues	$ 0	$ 7,059	$ 10,697
Total service revenues	1,007,520	1,653,667	1,748,200
Angola
Total service revenues	435,785	500,413	527,098
Brazil
Total service revenues	333,186	517,885	581,438
Congo
Total service revenues	185,040	241,953	157,235
Norway
Total service revenues	53,509	74,925	231,189
Falklands
Total service revenues	0	21,106	154,606
Senegal
Total service revenues	0	289,162	52,214
Ivory Coast
Total service revenues	$ 0	$ 1,164	$ 33,723